Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Provision for income tax from continuing operations
The provision for income tax was as follows:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
Current:
Federal	$406	$(305)	$33
State and local	6	—	—
Foreign	18	—	—
Subtotal	430	(305)	33
Deferred:
Federal	(667)	(1,461)	310
State and local	—	—	—
Foreign	—	—	—
Subtotal	(667)	(1,461)	310
Provision for income tax expense (benefit)	$(237)	$(1,766)	$343

Income tax for continuing operations effective rate reconciliation
The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
Tax provision at U.S. statutory rate	$(215)	$(1,647)	$511
Tax effect of:
Excess loss account - Separation from MetLife (1)	1,088	—	—
Rate revaluation due to tax reform (2)	(803)	—	—
Sale of subsidiaries	(138)	—	—
Dividend received deduction	(130)	(123)	(144)
Other tax credits	(30)	(18)	(13)
Goodwill impairment	—	4	—
Other, net	(9)	18	(11)
Provision for income tax expense (benefit)	$(237)	$(1,766)	$343

__________________

(1)
For the year ended December 31, 2017, the Company recognized a $1.1 billion non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife. This tax obligation was in connection with the Separation and MetLife, Inc. is responsible for this obligation through a Tax Separation Agreement.

(2)
For the year ended December 31, 2017, the Company recognized a $725 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act discussed in Note 1. Additionally, as a result of the reduction in the statutory tax rate under the Tax Act, the liability to MetLife under the Tax Receivables Agreement (as defined below) was reduced by $222 million, which is included in other revenues and is non-taxable. As the Company completes the analysis of data relevant to the Tax Act, as well as interprets any additional guidance issued by the Internal Revenue Service (“IRS”), U.S. Department of the Treasury, or other relevant organizations, it may make adjustments to these amounts.

Components of deferred tax assets and liabilities
Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

	December 31,
	2017	2016
	(In millions)
Deferred income tax assets:
Tax credit carryforwards	$202	$199
Net operating loss carryforwards	422	—
Employee benefit	3	54
Intangibles	227	2
Investments, including derivatives	302	347
Other	95	72
Total deferred income tax assets	1,251	674
Less: valuation allowance	11	—
Total net deferred income tax assets	1,240	674
Deferred income tax liabilities:
Policyholder liabilities and receivables	819	525
Net unrealized investment gains	459	712
DAC	889	1,493
Total deferred income tax liabilities	2,167	2,730
Net deferred income tax asset (liability)	$(927)	$(2,056)

Summary of Tax Credit Carryforwards
The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2017.

	Tax Credit Carryforwards
	General Business Credits	Foreign Tax Credits	Other
	(In millions)
Expiration
2018-2022	$—	$—	$—
2023-2027	—	14	—
2028-2032	—	—	—
2033-2037	10	—	—
Indefinite	—	—	178
	$10	$14	$178

Reconciliation of unrecognized tax benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

	Years Ended December 31,
	2017	2016	2015
	(In millions)
Balance at January 1,	$58	$64	$60
Additions for tax positions of prior years	—	2	5
Reductions for tax positions of prior years	(4)	(9)	—
Additions for tax positions of current year	3	5	3
Reductions for tax positions of current year	(2)	—	—
Settlements with tax authorities	(32)	(4)	(4)
Balance at December 31,	$23	$58	$64
Unrecognized tax benefits that, if recognized would impact the effective rate	$23	$58	$53